INCOME TAXES (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Continuing Operations [Member] USD ($)	Dec. 31, 2013 Continuing Operations [Member] CNY	Dec. 31, 2012 Continuing Operations [Member] CNY	Dec. 31, 2011 Continuing Operations [Member] CNY	Dec. 31, 2013 Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Discontinued Operations [Member] CNY	Dec. 31, 2012 Discontinued Operations [Member] CNY	Dec. 31, 2011 Discontinued Operations [Member] CNY	Dec. 31, 2013 Prc Excluding Hong Kong [Member] Continuing Operations [Member] USD ($)	Dec. 31, 2013 Prc Excluding Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2012 Prc Excluding Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2011 Prc Excluding Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2013 Prc Excluding Hong Kong [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Prc Excluding Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2012 Prc Excluding Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2011 Prc Excluding Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2013 Hong Kong [Member] Continuing Operations [Member] USD ($)	Dec. 31, 2013 Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2012 Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2011 Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2013 Hong Kong [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2012 Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2011 Hong Kong [Member] Discontinued Operations [Member] CNY
Current Income Tax Expenses Benefit [Abstract]
Current Income Tax Expense (Benefit), Total	$ 691	4,182	2,331	(1,317)									$ 750	4,541	4,248	1,060	$ 262	1,584	1,484	7,139	$ 258	1,559	1	91	$ 438	2,651	4,279	7,986
Deferred Income Tax Expenses Benefit [Abstract]
Deferred Income Tax Expense (Benefit)	(1,848)	(11,184)	(4,173)	(4,723)																	(317)	(1,918)	(1,918)	(2,468)	(1,531)	(9,266)	(2,255)	(2,255)
Income tax expense	$ (140)	(849)	5,839	11,553	$ 691	4,182	2,331	(1,317)	$ (831)	(5,031)	3,508	12,870